Weighted-Average Assumptions used to Determine Benefit Obligations and Net Periodic Pension Cost (Detail) - Pension Benefits	12 Months Ended
	May 31, 2019	May 31, 2018	May 31, 2017
U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Year-End Benefit Obligations, Discount rate	3.64%	4.12%
Year-End Benefit Obligations, Rate of compensation increase	3.80%	3.80%
Net Periodic Pension Cost, Discount rate	4.12%	3.81%	3.85%
Net Periodic Pension Cost, Expected return on plan assets	7.40%	7.89%	7.89%
Net Periodic Pension Cost, Rate of compensation increase	3.80%	3.80%	3.80%
Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Year-End Benefit Obligations, Discount rate	2.61%	3.09%
Year-End Benefit Obligations, Rate of compensation increase	2.86%	2.85%
Net Periodic Pension Cost, Discount rate	3.09%	2.79%	3.13%
Net Periodic Pension Cost, Expected return on plan assets	4.30%	4.37%	4.50%
Net Periodic Pension Cost, Rate of compensation increase	2.85%	3.00%	2.81%